RELATED PARTY TRANSACTIONS - Swiss Marine (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2020	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party receivables			$ 2,334,000	$ 8,615,000
Shareholder loan			2,334,000	8,615,000
Revenue from related parties			2,615,000	14,656,000	$ 24,454,000
SwissMarine
Related Party Transaction [Line Items]
Repayments of loans receivable from related party	$ 5,700,000	$ 5,600,000	5,350,000
Proceeds from repayments of shareholder loan, principal	5,350,000	5,350,000
Proceeds from repayments of shareholder loan, interest	$ 300,000	$ 200,000
SwissMarine
Related Party Transaction [Line Items]
Subordinated shareholder loan, term						5 years
Shareholder loan			0	281,000
Revenue from related parties			$ 2,033,000	$ 13,281,000	$ 19,528,000
SwissMarine | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Spread on variable rate (percent)						2.00%
SwissMarine | Shareholder Loan
Related Party Transaction [Line Items]
Related party receivables						$ 10,700,000